Non-current financial assets	12 Months Ended
Dec. 31, 2023
Non-current financial assets
Non-current financial assets

10. Non-current financial assets

	December 31,	December 31,
	2023	2022
Security rental deposits.	54,344	54,355
Total non‑current financial assets	54,344	54,355

Security rental deposits relate to laboratory and office space. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.